Note 5 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of net deferred income tax assets
	December 31,
	2015	2014
Deferred tax assets:
Federal net operating loss carryforward	$15,400,000	$14,481,000
Other	1,028,000	871,000
Patent amortization	(13,000)	(15,000)
Deferred tax assets before valuation	16,415,000	15,337,000
Valuation allowance	(16,415,000)	(15,337,000))
Net deferred income tax assets	$—	$—